Risk information - Maximum exposure to credit risk (Details) € in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 SEK (kr)	Dec. 31, 2022 SEK (kr)
Risk information
Risk weight for standardized approach when no external rating is available		100.00%
Annual turnover limit for classification as small or medium-sized enterprise | €	€ 50
Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk		kr 59,614	kr 82,579
Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		351,895	359,582
Cash and cash equivalents | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		3,482	4,060
Treasuries/government bonds | Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk		11,525	15,049
Other interest-bearing securities except loans | Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk		41,657	57,226
Loans in the form of interest-bearing securities | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		51,922	54,528
Loans to credit institutions | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		12,560	20,374
Loans to the public | Financial assets at amortized cost
Risk information
Maximum exposure to credit risk		283,931	280,620
Derivatives | Financial assets at fair value through profit or loss
Risk information
Maximum exposure to credit risk		kr 6,432	kr 10,304